FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2025
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

18.FAIR VALUE MEASUREMENT

Assets measured at fair value on a recurring basis

Information about inputs into the fair value measurement of the Group’s assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair value measurement at reporting date using
		Quoted prices in active	Significant other	Significant
		markets for identical assets	observable inputs	unobservable inputs
Description	Fair value	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
	(In thousands)
As of December 31, 2024
Short-term investments
—Wealth management products	4,640,283	—	4,640,283	—
—Listed equity securities	1,863	1,863	—	—
Long-term investments
—Unlisted equity securities	151,714	—	—	151,714
—Wealth management products	100,778	—	100,778	—

As of December 31, 2025
Short-term investments
—Wealth management products	9,095,836	—	9,095,836	—
Long-term investments
—Unlisted equity securities	138,873	—	—	138,873
—Wealth management products	50,027	—	50,027	—

Wealth management products. The fair value of wealth management products is estimated based on the quoted prices of similar financial products provided by financial institutions, which is classified as Level 2 in the fair value hierarchy.

Listed equity securities. The Group measures investments in listed equity securities at quoted prices in active markets, and this market approach is classified as Level 1 in the fair value hierarchy.

Unlisted equity securities. For investments in unlisted equity securities that are classified as available-for-sale investments, the fair value is estimated using a market approach benchmarking recent comparable financing transactions. This valuation method applies unobservable inputs and assumptions including the investee’s recent financing pricing and liquidity factors, which is classified as Level 3 in the fair value hierarchy.

Assets measured at fair value on a nonrecurring basis

The Group measures long-lived assets at fair value whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable. No impairment was recognized for long-lived assets during the years ended December 31, 2023 and 2024. For the year ended December 31, 2025, an impairment loss of RMB119.8 million was recognized for intangible assets. The fair value of these intangible assets is determined using income approach and cost approach with unobservable inputs (Level 3), depending on the nature of the assets.

18.FAIR VALUE MEASUREMENT (CONTINUED)

Assets and liabilities not measured at fair value but fair value disclosure is required

Time deposits. The fair value of time deposits is estimated based on the prevailing interest rates in the market, which is classified as Level 2 in the fair value hierarchy. The fair value of time deposits approximates their carrying value.

Held-to-maturity debt securities. The fair value of held-to-maturity debt securities is estimated based on the prevailing interest rates in the market, which is classified as Level 2 in the fair value hierarchy. The fair value of held-to-maturity debt securities approximates their carrying value.

Receivables and payables. The fair value of accounts and notes receivable, amounts due from related parties, other receivables, accounts payable, other payables and accrued liabilities approximates their carrying value due to their short-term maturity.